FAIR VALUE MEASUREMENT (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
FAIR VALUE MEASUREMENT
NOTE 5 -	FAIR VALUE MEASUREMENT

Recurring Fair Value Measurements

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$3,341	$-	$-	$3,341
Derivatives	-	27	-	27
Total	$3,341	$27	$-	$3,368

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,025	$-	$-	$1,025
Auction Rate Securities	-	-	1,900	1,900
Total	1,025	-	1,900	2,925

Liabilities:
Derivatives	$-	$372	$-	$372

Consistent with the Company's investment policy guidelines, the ARS investments held by the Company all had AA credit ratings at the time of purchase.

The carrying amounts of financial instruments, include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The fair values of long-term liabilities were estimated by using level 3 inputs based on discounted future cash flows, using the rate currently available for liabilities of similar terms and maturity. The carrying amount of the Group's long-term liabilities approximates their fair value since interest rate reflects current market rates.

The following table includes a roll-forward of the amounts in the balance sheets for the years ended December 31, 2012 and 2011 (including the change in fair value) for auction rate securities classified within level 3 of the fair value hierarchy.

Balance as of January 1, 2011	$1,950
Realized	(50)

Balance as of December 31, 2011	1,900
Realized	(1,900)

Balance as of December 31, 2012	$-

Non-Recurring Fair Value Measurements

The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2012 and 2011:

		Fair value measurements using
	As of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2012
Goodwill (1)	$-	$-	$-	$-	$1,015
Investment in affiliated company (2)	$1,264	$-	$-	$1,264	$3,300

		Fair value measurements using
	As of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2011
Property and equipment (3)	$1,325	$-	$-	$1,325	$1,865
License for service center (3)	$-	$-	$-	$-	$1,100
Customer relationships (3)	$-	$-	$-	$-	$298

(1)
During the second quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit and accordingly performed interim goodwill impairment testing as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.

(2)
In June 2012, FAvS entered into a transaction with its CEO, pursuant to which FAvS borrowed $3 million from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share.

Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation firm. Based on the results of this test the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.

(3)
During the year ended December 31, 2011, the Company reviewed the MRO services for Aviation Components' long lived assets for impairment by estimating the fair value of the operations and the fair value of its specific long lived assets, and comparing those values to the carrying value of the assets. The Company concluded, based on this valuation, that certain fixed assets and intangible asset 'License for Service Center' amounting to $1,865 and $1,100, respectively at its MRO services for Aviation Components operating segment were impaired. In addition, due to management estimates of a continuing decline in sales levels in the OEM of Electric Motion Systems operating segment, resulting from the weakness in the Israeli defense market, the Company reviewed indications for impairment of certain identifiable assets in this segment. Accordingly, the Company reviewed these assets for impairment by estimating their fair value based on their net selling price and comparing those values to the carrying value of the assets.  As a result the Company concluded that the intangible asset 'Customer Relations' at its OEM of Electric Motion Systems operating segment in the amount of $298 was impaired.

Accordingly, the Company recorded a total of $3,263 impairment charges in the year ended December 31, 2011 to reflect the fair value of the long lived assets mention above.